NOTE 14 - Convertible Loan: Schedule of Movement in Covertible Loan (Details) - Convertible Loan B $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Net debt	$ 11,727
Change in Debt due to Loss recognized in Profit or loss	2,548
Change in Debt due to Conversion of convertible loans	(14,275)
Net debt	$ 0